FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/07
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                       Date of reporting period: 03/31/07
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 96.61% of net assets

                          Banking and finance - 4.91%
     8,500 Bancolombia, S.A                                        $    235,365
    19,720 Banco Latinoamericano de Exportaciones, S.A                  328,141
    30,000 Doral Financial Corp.                                         49,200
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               77,900
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               19,421

                             Communications - 14.50%
    35,600 America Movil, S.A. de C.V. Series A                          85,423
    50,891 America Movil, S.A. de C.V. Series L                         121,790
     2,000 America Movil, S.A.B de C.V.                                  95,580
    10,250 Atlantic Tele-Network, Inc.                                  267,833
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  54,255
   141,000 Fuego Entertainment, Inc.                                     19,740
    10,000 Garmin Ltd.                                                  541,500
       725 Grupo Iusacell, S.A. de C.V.                                  11,655
    16,800 Grupo Radio Centro, S.A. de C.V. ADR                         214,704
    12,900 Grupo Televisa, S.A. ADR                                     384,420
    13,400 Grupo Televisa, S.A. Series CPO                               79,995
     1,000 Telefonos de Mexico S.A. de C.V. ADR                          33,400
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    39,773
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                   131,708
    13,900 TV Azteca, S.A. de C.V. Series CPO                            13,003

                  Conglomerates and holdings companies - 2.62%
   250,000 Admiralty Holding Co.                                          3,750
     5,400 Alfa, S.A. de C.V. Series A                                   39,510
    42,595 BB Holdings Ltd.                                             177,018
    13,000 Carlisle Group Ltd.                                           26,567
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          9,012
     1,580 Desc, S.A. de C.V. Series B                                    2,683
    11,000 Grupo Carso, S.A. de C.V. Series A1                           40,661
       600 Grupo Imsa, S.A.B. de C.V. Series UBC                          2,937
     2,525 OneSource Services, Inc.                                      30,936
     3,300 U.S. Commercial Corp., S.A. de C.V.                              405
     2,900 Vitro, S.A. Series A                                           6,400
     6,000 Vitro, S.A. ADR                                               38,580

                   Construction and related - 3.92%
    46,718 Cemex, S.A. de C.V. Series CPO                               153,768
     4,000 Cemex, S.A. de C.V. ADR                                      131,000
     2,032 Ceramica Carabobo Class A ADR                                  2,541
    17,200 Consorcio ARA, S.A. de C.V.                                   29,681
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.             13,879
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       4,152
    20,950 Mastec, Inc.                                                 230,660

              Consumer products and related manufacturing - 6.03%
   800,000 Atlas Electricas, S.A                                         61,678
     5,900 Grupo Casa Saba, S.A. ADR                                    196,104
    12,000 Watsco Incorporated                                          612,840

                      Food, beverages and tobacco - 2.18%
     1,200 Alsea, S.A. de C.V.                                            2,229
     4,500 Coca-Cola Femsa, S.A. de C.V. ADR                            162,540
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          727
     6,300 Fomento Economico Mexicano, S.A. de C.V. Series UBD           69,680
       800 Gruma S.A. de C.V. Series B                                    2,529
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            38,323
     7,700 Grupo Modelo, S.A. de C.V. Series C                           39,547

                         Housing - 0.12%
     1,700 Corporacion Geo S.A. de C.V., Series B                         9,881
       100 Desarrolladora Homex, S.A. de C.V.                               970
       400 Sare Holding, S.A. de C.V. Series B                              663
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        6,219

                         Investment companies - 4.55%
     1,000 iShares MSCI Mexico Index Fund                                54,320
     1,400 Latin America Equity Fund                                     61,726
     1,000 The Mexico Fund                                               39,760
    19,000 Western Asset Worldwide Income Fund                          259,350
    13,575 Western Asset Emerging Markets Debt Fund                     241,907

                                Leisure - 7.34%
    10,500 Carnival Corp.                                               492,030
    13,500 Royal Caribbean Cruises Ltd.                                 569,160

                                Medical - 3.57%
     8,386 Micromet, Inc.                                                22,642
     9,660 Orthofix International N.V.                                  493,143

                                Mining - 0.04%
     1,200 Grupo Mexico, S.A. de C.V., Series B                           5,558

                             Pulp and paper - 0.19%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               27,285

                       Railroad and landholdings - 18.01%
    41,500 Florida East Coast Industries Inc.                         2,601,635

                                 Retail - 1.54%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                    10,417
     1,380 Grupo Elektra, S.A. de C.V. Series CPO                        21,495
    44,612 Wal-Mart de Mexico, S.A. de C.V. Series V                    190,960

                             Service - 0.02%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         3,312
       100 Promotora Ambiental S.A. de C.V.                                 214

                      Trucking and marine freight - 13.84%
    14,800 Grupo TMM, S.A. ADR                                           41,588
       700 Seaboard Corporation                                       1,582,000
    42,699 Trailer Bridge, Inc.                                         375,324

                               Utilities - 8.58%
    12,000 Caribbean Utilities Ltd. Class A                             142,200
    42,241 Consolidated Water, Inc.                                   1,001,534
       700 Cuba Electric Company                                         10,500
     5,000 Teco Energy Inc.                                              86,050

                                 Other - 4.65%
     8,000 Copa Holdings, S.A.                                          411,920
    55,921 Margo Caribe, Inc.                                           251,645
       100 Mexichem S.A. de C.V.                                            262
       843 Siderurgica Venezolana Sivensa ADR                             2,699
        75 Siderurgica Venezolana Sivensa Series B                          240
    45,000 Xcelera, Inc.                                                  4,500

Total common stocks (cost $8,168,691)                              $ 13,958,252

                            Bonds - 0% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 3.39% of net assets                $    489,548

Net assets - 100% (applicable to 1,687,556 shares; equivalent
           to $8.56 per share) (a)                                 $ 14,447,800


(a) The cost for federal income tax purposes was $8,231,729. At March 31,2007, net unrealized gain for all securities based on tax cost was $5,726,523.
This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $6,346,053 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $619,530. The cost of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by approximately $10,340 due to wash sale adjustments.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: May 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 4, 2007

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 4, 2007